FINANCIAL EXPENSES AND FINANCIAL INCOME - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended
	Jul. 31, 2023	Sep. 30, 2023
Net financial (expenses)/income [Abstract]
Realized gains on partial cash tender executed	€ 7,940	€ 7,940